Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000214946 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214946 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214946 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000214946 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000214946 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214946 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214946 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214947 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214947 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214947 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000214947 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000214947 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214947 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214947 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%